Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Construction in Progress

	2020	2019
	Million	Million
As of January 1	67,978	72,180
Additions	176,422	163,312
Transferred to property, plant and equipment	(172,749)	(167,514)

As of December 31	71,651	67,978